PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

	December 31,
	2020	2021
	(U.S. $ in thousands)
Property and equipment, net:
Cost:
Furniture and fixtures	$1,883	$1,906
Computers and software	4,731	4,910
Leasehold improvements	907	907
Electronic equipment	2,374	3,251
	9,895	10,974
Less - Accumulated depreciation	5,393	5,967
	$4,502	$5,007